Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2019	December 31, 2018
	$	$
Acquisition costs
Balance, beginning	3,540	2,104
Additions	560	1,436
Write offs	(248)	-
Total exploration and evaluation assets	3,852	3,540